WARRANTS	12 Months Ended
Dec. 31, 2016
WARRANTS
WARRANTS

28  WARRANTS

        In connection with $180 million of two-year senior secured term syndicated loan arranged by Credit Suisse, the Company issued the lenders warrants to purchase up to 1,348,040 shares of CSI's common stock, at an exercise price of $24.48 per share on October 26, 2015, and warrants to purchase up to 940,171 shares of common stock, at an exercise price of $28.08 per share on December 11, 2015, respectively (the "Warrants"), subject to adjustment under several special circumstances, including anti-dilution clauses.

        The Warrants can be settled in cash at the discretion of the holder. As a result, they were accounted for as derivative liabilities which were fair valued at issuance and are subsequently marked to market at the end of each reporting period, until such time as the warrant is exercised or expired.

        On the issuance dates of the Warrants, the Company recorded them at the fair value of $16,378 with an offset to the borrowing proceeds. The Company recognized a loss of $8,887 and $24,554 from change in fair value of the Warrants in the consolidated statements of operations for the year ended December 31, 2015 and 2016, respectively.

        The Company utilizes the Binomial model to estimate the fair value of the Warrants. The following assumptions were used to estimate the fair value of the Warrants as of the date that the Warrants were originally issued and as of December 31, 2015 and 2016:

	At October 26, 2015	At December 11, 2015	At December 31, 2016
Exercise price	$24.48	$28.08	$24.48 ~ $28.08
Risk-free interest rate	0.672%	0.935%	0.850% ~ 0.875%
Dividend yield	—	—	—
Time to maturity	2	2	0.82 ~ 0.94
Expected volatility	67.24%	65.13%	53.99% ~ 59.21%

        The Company used the market yield of U.S. Government Bonds with maturity on October 31, 2017 as of the valuation date for the risk-free interest rate. The Company's dividend policy is to retain earnings for reinvestment purpose and the Company does not intend to distribute dividends, thus the dividend yield is assumed to be zero. Expected volatility is based on the historical share price movement of the Company for the period of time close to the expected time to exercise. The expected life is based on the remaining term of the Warrants.

        The following is a reconciliation of the beginning and ending balances of the Warrants measured at fair value on a recurring basis using Level 2 inputs:

Derivative Liabilities	At December 31, 2016
$
Beginning balance	25,265
Warrants issued	—
Fair value change of the Warrants included in earnings	(24,554)

Ending balance	711